Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value on a recurring basis - Stable Road Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value on a recurring basis [Line Items]
Total liabilities	$ 45,625,388	$ 7,331,250
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value on a recurring basis [Line Items]
Total liabilities	$ 2,452,500	$ 525,925